Shareholder Report, Line Graph (Details) B003026_Direxion Daily NFLX Bear 1X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 03, 2024	Oct. 31, 2025
Direxion Daily NFLX Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily NFLX Bear 1X Shares NAV
Accumulated Value	$ 10,000	$ 6,115
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 12,146
Netflix, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Netflix, Inc.
Accumulated Value	$ 10,000	$ 15,730